Document and Entity Information	Apr. 30, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001520738
Document Creation Date	Apr. 30, 2025
Document Effective Date	Apr. 30, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Brookfield Investment Funds
Prospectus Date	Apr. 30, 2025
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Brookfield Global Listed Real Estate Fund | Class A
Prospectus:
Trading Symbol	BLRAX
Brookfield Global Listed Real Estate Fund | Class C
Prospectus:
Trading Symbol	BLRCX
Brookfield Global Listed Real Estate Fund | Class I Shares
Prospectus:
Trading Symbol	BLRYX
Brookfield Global Listed Infrastructure Fund | Class A
Prospectus:
Trading Symbol	BGLAX
Brookfield Global Listed Infrastructure Fund | Class C
Prospectus:
Trading Symbol	BGLCX
Brookfield Global Listed Infrastructure Fund | Class I Shares
Prospectus:
Trading Symbol	BGLYX
Brookfield Global Renewables & Sustainable Infrastructure Fund | Class I
Prospectus:
Trading Symbol	GRSIX
Brookfield Global Renewables & Sustainable Infrastructure Fund | Class A
Prospectus:
Trading Symbol	GRSAX
Brookfield Global Renewables & Sustainable Infrastructure Fund | Class C
Prospectus:
Trading Symbol	GRSCX
Oaktree Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	OEQAX
Oaktree Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	OEQCX
Oaktree Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	OEQIX